Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 195,519	$ 154,840
Work in process	76,084	83,258
Finished goods	640,355	627,338
Health care supplies	185,146	171,373
Inventories	1,097,104	1,036,809
Epo Disclosures [Abstract]
EPO Inventories	33,294	29,704
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	337,027
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 612,925